Lease Liabilities (Details Narrative) - USD ($)	1 Months Ended
	Jun. 30, 2019	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FinanceLlease liability					$ 373,070
Weighted average discount rate				33.03%
Third Parties [Member]
FinanceLlease liability	$ 2,130,000
Payments for fees	$ 153,800
Minimum [Member]
Borrowing rate		12.00%	12.00%
Maximum [Member]
Borrowing rate		15.00%	15.00%